Note 18 Impairment test assumptions CGU goodwill in Mexico (Details) - MEXICO		Dec. 31, 2021 Rate	Dec. 31, 2020 Rate	Dec. 31, 2019 Rate
Impairment test assumptions Mexico [Line Items]
Discount rate applied to cash flow projections	[1]	14.50%	15.30%	14.80%
Growth rate used to extrapolate cash flow projections		5.70%	5.70%	5.90%

[1]	(*) After tax discount rates.